Schedule of financial assets at fair value through profit and loss (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Non current financial assets at fair value through profit and loss	$ 29	$ 11
Current financial assets at fair value through profit and loss	458	325
Shares [Member]
IfrsStatementLineItems [Line Items]
Non current financial assets at fair value through profit and loss	29	11
Current financial assets at fair value through profit and loss	120	29
Government Securities [Member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit and loss	278	204
Corporate Bonds [Member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit and loss	19
Investment funds [member]
IfrsStatementLineItems [Line Items]
Current financial assets at fair value through profit and loss	$ 41	$ 92